Schedule of Summarized Real Estate Secured Debt (Parenthetical) (Detail)					9 Months Ended		12 Months Ended
		Apr. 28, 2022 USD ($)	Mar. 17, 2021 USD ($)	Aug. 02, 2020	Sep. 30, 2022 USD ($) Property	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Property	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 19, 2022 USD ($)	Dec. 20, 2021	Aug. 03, 2020 USD ($)
Debt Instrument [Line Items]
Net loss on extinguishment of debt					$ (2,393,475)	$ (2,444,788)	$ (2,444,788)	$ 0	$ (2,647,633)
Fully repayment of debt					$ 86,237,235	$ 422,190,754	$ 422,190,754	$ 0	$ 251,732,077
SST IV Merger
Debt Instrument [Line Items]
Net loss on extinguishment of debt			$ 2,400,000
Royal Bank of Canada Prime Rate
Debt Instrument [Line Items]
Debt Instrument, Interest Rate											2.45%
Interest Rate Cap
Debt Instrument [Line Items]
Derivative, notional amount												$ 80,000,000
Debt Instrument Maturity Date				Aug. 02, 2021
Interest Rate Cap | LIBOR
Debt Instrument [Line Items]
Effective interest rate cap on derivative instrument												0.50%
Canadian Citi Bank Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property							10
Canadian Citi Bank Loan | Interest Rate Cap
Debt Instrument [Line Items]
Effective interest rate cap on derivative instrument							3.00%
CMBS SASB Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property							29
Secured Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property							16
Secured Loan | Interest Rate Swap
Debt Instrument [Line Items]
Derivative, notional amount							$ 85,500,000
Derivative, Fixed Interest Rate							5.10%
Stoney Creek Loan | Strategic Storage Growth Trust, Inc
Debt Instrument [Line Items]
Debt instrument, variable interest rate							1.95%
Stoney Creek Loan | Strategic Storage Growth Trust, Inc | Minimum
Debt Instrument [Line Items]
Debt Instrument Fixed Rate							4.65%
Sst Iv Tcf Loan [Member]
Debt Instrument [Line Items]
Effective interest rate cap on derivative instrument							0.75%
Derivative, notional amount							$ 30,500,000
Debt Instrument Maturity Date							Mar. 30, 2023
Debt instrument, variable interest rate			3.75%
Debt Instrument, Interest Rate							3.75%
Debt Instrument Fixed Rate							3.75%
Sst Iv Tcf Loan [Member] | SST IV Merger
Debt Instrument [Line Items]
Fully repayment of debt		$ 40,800,000
Fixed Rate Secured Debt | KeyBank CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property					29		29
Debt Instrument Maturity Date	[1]				Aug. 01, 2026		Aug. 01, 2026
Debt Instrument Fixed Rate	[1]				3.89%		3.89%
Fixed Rate Secured Debt | KeyBank Property Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property					5		5
Fixed Rate Secured Debt | Midland North Carolina CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property					11		11
Debt Instrument Maturity Date	[2]						Aug. 01, 2024
Debt Instrument Fixed Rate	[2]						5.31%
Net loss on extinguishment of debt					$ 2,400,000
Loan defeasance costs										$ 47,900,000
Fixed Rate Secured Debt | CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property					10		10
Debt Instrument Maturity Date	[3]				Feb. 01, 2029		Feb. 01, 2029
Debt Instrument Fixed Rate	[3]				5.00%		5.00%

[1]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[2]	This fixed rate loan previously encumbered 11 properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly. This loan was fully defeased on May 19, 2022 for approximately $47.9 million, inclusive of loan defeasance costs. In connection with this loan defeasance, we recorded a net loss on extinguishment of debt of approximately $2.4 million.
[3]	This fixed rate loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.